Litigation and commitments (Details)	12 Months Ended
Dec. 31, 2025
Queretaro Aerospace Park
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	39 years
Queretaro Aerospace Park | MAX
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	40 years
Querétaro Aerospace Park - Airport Concessions
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	32 years
Querétaro Aerospace Park - Airport Concessions | MAX
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	33 years